INTANGIBLE ASSETS (Details) - Intangible assets components (USD $)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Intangible assets components [Abstract]
Capitalized Software Development Costs		$ 1,781,053	$ 1,631,921
Less: Accumulated amortization	(1,069,745)	(986,502)	(647,247)
Net capitalized development costs	$ 788,538	$ 794,551	$ 984,674